Other Financial Assets - Summary of Other Financial Assets (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of financial assets [line items]
Investments accounted for using equity method	€ (2,348)	€ (3,133)
Other Investments	(471)	(483)
Financial Investments	0	(4,550)
Loans and receivables	472	428
Deposits And Guarantees	303	335
Liquidity Contract Net	531	534
Other financial assets	4,125	9,464
Other current financial assets	0	4,550
Other non-current financial assets	4,125	4,914
Loans And Receivables, Variations	(472)	(428)
Long Term Deposits And Guarantees, Variations	(303)	€ (335)
Liquidity Contract, Variations	(531)
CAPTECH Santé
Disclosure of financial assets [line items]
Other Investments	€ (500)
Other Investments - Number of units of subscription	50
Other Investments - Subscription paid	€ 175
Other Investments - Remaining subscription	€ 325
Other Investments - Percentage of Subscription paid	35.00%
Profit (loss) on disposal of investments and changes in value of investments	€ 12
Increase
Disclosure of financial assets [line items]
Investments accounted for using equity method	0
Other Investments	0
Financial Investments	0
Loans And Receivables, Variations	(44)
Long Term Deposits And Guarantees, Variations	(35)
Liquidity Contract, Variations	0
Financial Assets, Variations	(80)
Decrease
Disclosure of financial assets [line items]
Investments accounted for using equity method	(785)
Other Investments	(12)
Financial Investments	(4,550)
Loans And Receivables, Variations	0
Long Term Deposits And Guarantees, Variations	(68)
Liquidity Contract, Variations	(3)
Financial Assets, Variations	€ (5,419)